Note 11. Stockholders' Equity (Details) (USD $)	0 Months Ended		12 Months Ended
	Jul. 28, 2014	Feb. 06, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 11. Stockholders' Equity (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	Each of our shareholders as of the record date received one share of the Nevada company’s common stock for each 300 shares of our common stock they owned in the Delaware company, with fractional shares be rounded up to the next whole share, and number of additional whole shares such that each shareholder will own at least five shares.
Stock Issued During Period, Value, New Issues			$ 330,000
Share-based Compensation		300,000
Common Stock, Shares, Outstanding (in Shares)			616,858	208,087
Imputed Interest			7,384	24,047
Stock Repurchased During Period, Value			(55)
Majority Shareholder [Member]
Note 11. Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		100,000
Stock Issued During Period, Value, New Issues		30,000
Proceeds from Issuance or Sale of Equity		30,000
Common Stock, Shares, Outstanding (in Shares)			173,521
Equity Method Investment, Ownership Percentage			53.00%
Treasury Stock [Member]
Note 11. Stockholders' Equity (Details) [Line Items]
Stock Repurchased During Period, Value			$ (55)
Stock Repurchased During Period, Shares (in Shares)			50